Property, Plant and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 142,888	$ 94,865
Amortization expense	15,000	13,000
Office Equipment and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciation	128,000	55,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 28,000	$ 21,000